Income Tax Expense - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Major Components Of Tax Expense Income [Line Items]
Taxable income	$ (51,283,196)	$ (31,590,582)	$ (16,971,289)
Accumulated deficit	(278,386,749)	(227,004,332)
Provision for income tax	99,221
ASLAN Pharmaceuticals Pte. Ltd.
Major Components Of Tax Expense Income [Line Items]
Accumulated unused tax losses	238,000,000	207,000,000
Accumulated deficit	$ 279,000,000	227,000,000
Taiwan
Major Components Of Tax Expense Income [Line Items]
Statutory corporate income tax rate	20.00%
Corporate surtax rate	5.00%
Singapore
Major Components Of Tax Expense Income [Line Items]
Statutory corporate income tax rate	17.00%
Provision for income tax	$ 0	0	0
Singapore | ASLAN Pharmaceuticals Pte. Ltd.
Major Components Of Tax Expense Income [Line Items]
Taxable income	0	0	0
Australia
Major Components Of Tax Expense Income [Line Items]
Taxable income	$ 0	0	0
Statutory corporate income tax rate	30.00%
Provision for income tax	$ 0	0	0
Hong Kong
Major Components Of Tax Expense Income [Line Items]
Taxable income	$ 0	0	0
Statutory corporate income tax rate	16.50%
Provision for income tax	$ 0	0	0
China
Major Components Of Tax Expense Income [Line Items]
Taxable income	$ 0	0	0
Statutory corporate income tax rate	25.00%
Provision for income tax	$ 0	0	0
UNITED STATES
Major Components Of Tax Expense Income [Line Items]
Taxable income	377,994	$ 94,487	$ 0
Provision for income tax	$ 0
Federal income tax rate	21.00%
State income tax rate	8.70%